Derivative instruments and hedging activities - Written Credit Derivatives and Purchased Credit Protection (Detail) (JPY ¥) In Billions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013
Credit Derivatives [Line Items]
Carrying value (Asset) / Liability	¥ (145)	[1]	¥ 424	[1]
Maximum potential payout / Notional	32,402		40,018
Notional Purchased credit protection	28,038		35,775
Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Carrying value (Asset) / Liability	(235)	[1]	210	[1]
Maximum potential payout / Notional	21,070		24,659
Notional Purchased credit protection	18,689		22,431
Credit default indices [Member]
Credit Derivatives [Line Items]
Carrying value (Asset) / Liability	(32)	[1]	(16)	[1]
Maximum potential payout / Notional	9,082		12,722
Notional Purchased credit protection	7,704		11,592
Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Carrying value (Asset) / Liability	123	[1]	230	[1]
Maximum potential payout / Notional	1,574		2,586
Notional Purchased credit protection	1,097		1,710
Credit risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Carrying value (Asset) / Liability	(1)	[1]	0	[1]
Maximum potential payout / Notional	676		51
Notional Purchased credit protection	548		42
Less than 1 year [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	5,905		6,723
Less than 1 year [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	4,167		4,575
Less than 1 year [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	1,215		1,482
Less than 1 year [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	523		666
Less than 1 year [Member] | Credit risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional
1 to 3 years [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	12,256		12,628
1 to 3 years [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	8,306		7,961
1 to 3 years [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	3,552		3,555
1 to 3 years [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	398		1,112
1 to 3 years [Member] | Credit risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional
3 to 5 years [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	10,897		16,934
3 to 5 years [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	6,610		9,877
3 to 5 years [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	3,582		6,815
3 to 5 years [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	201		215
3 to 5 years [Member] | Credit risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	504		27
More than 5 years [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	3,344		3,733
More than 5 years [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	1,987		2,246
More than 5 years [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	733		870
More than 5 years [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	452		593
More than 5 years [Member] | Credit risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	¥ 172		¥ 24

[1]	Carrying value amounts are shown on a gross basis prior to cash collateral or counterparty netting. Asset balances represent positive fair value amounts caused by tightening of credit spreads of underlyings since inception of the credit derivative contracts.